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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-21188

Registrant Name: PIMCO California Municipal Income Fund III

Address of Principal Executive Offices: 1345 Avenue of the Americas New York, New York 10105

Name and Address of Agent for Service: Lawrence G. Altadonna — 1345 Avenue of the Americas New York, New York 10105

Registrant’s telephone number, including area code: 212-739-3371

Date of Fiscal Year End: September 30, 2007

Date of Reporting Period: June 30, 2007

Form N-Q is to be used by the registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (‘‘OMB’’) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

PIMCO California Municipal Income Fund III
Schedule of Investments
June 30, 2007 (unaudited)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
CALIFORNIA MUNICIPAL BONDS & NOTES–94.2%
$1,000	Alameda Public Financing Auth. Rev., 7.00%, 6/1/09	NR/NR	$999,750
	Assoc. of Bay Area Gov’t Finance Auth. Rev., Odd Fellows Home,
3,200	5.20%, 11/15/22	NR/A+	3,291,648
11,725	5.35%, 11/15/32	NR/A+	12,121,070
	Burbank Public Finance Auth., Tax Allocation, San Fernando Redev. Project,
1,135	5.50%, 12/1/28	NR/BBB	1,172,625
1,000	5.50%, 12/1/33	NR/BBB	1,027,620
2,000	Butte-Glenn Community College, GO, 5.00%, 8/1/26, Ser. A (MBIA)	Aaa/NR	2,066,500
2,000	Capistrano Unified School Dist., Community Fac. Dist., Special Tax, 6.00%, 9/1/32, (Pre-refunded @ $100, 9/1/13) (a)	NR/NR	2,216,220
500	Carson Public Financing Auth., Special Assessment, 5.00%, 9/2/31, Ser. B	NR/NR	485,765
1,000	Cathedral City Public Financing Auth., Tax Allocation, 5.00%, 8/1/33, Ser. A (MBIA)	Aaa/AAA	1,024,490
1,150	Ceres Redev. Agcy., Tax Allocation, 5.00%, 11/1/33 (MBIA)	Aaa/AAA	1,185,362
	Ceres Unified School Dist., GO (FGIC),
2,825	zero coupon, 8/1/28	Aaa/AAA	866,880
2,940	zero coupon, 8/1/29	Aaa/AAA	849,101
	Chula Vista Community Facs. Dist., Special Tax,
2,000	5.125%, 9/1/36	NR/NR	1,998,360
1,600	5.75%, 9/1/33	NR/NR	1,636,576
675	6.15%, 9/1/26	NR/NR	711,626
1,620	6.20%, 9/1/33	NR/NR	1,710,250
1,000	City of Carlsbad, Special Assessment, 6.00%, 9/2/34	NR/NR	1,032,330
8,000	Contra Costa Cnty. Public Financing Auth., Tax Allocation, 5.625%, 8/1/33, Ser. A	NR/BBB	8,284,160
3,775	Cucamonga School Dist., CP, 5.20%, 6/1/27	NR/A−	3,811,882
	Educational Facs. Auth. Rev.,
2,500	Institute of Technology, 5.00%, 10/1/32, Ser. A, (Pre-refunded @ $100, 10/1/11) (a)	Aaa/AAA	2,613,300
2,455	Loyola Marymount Univ., zero coupon, 10/1/34 (MBIA)	Aaa/NR	654,969
5,000	Pepperdine Univ., 5.00%, 9/1/33, Ser. A (FGIC)	Aaa/AAA	5,139,050
2,195	Elk Grove Unified School Dist., Community Facs. Dist. No. 1, Special Tax, 5.00%, 12/1/35 (MBIA)	Aaa/AAA	2,255,538
500	Franklin-McKinley School Dist., GO, 5.00%, 8/1/27, Ser. B, (Pre-refunded @ $100, 8/1/13) (FSA) (a)	Aaa/AAA	528,635
	Fremont Community Facs. Dist. No. 1, Special Tax,
1,250	5.30%, 9/1/30	NR/NR	1,253,025
5,000	6.30%, 9/1/31	NR/NR	5,215,550
9,500	Fresno School Unified Dist., GO, 6.00%, 8/1/26, Ser. A (MBIA)	Aaa/AAA	11,115,570
4,380	Glendale Electric Works Rev., 5.00%, 2/1/27 (MBIA)	Aaa/AAA	4,501,939
	Golden State Tobacco Securitization Corp., Tobacco Settlement Rev.,
6,000	5.00%, 6/1/33, Ser. A-1	Baa3/BBB	5,821,680
10,000	5.00%, 6/1/35, Ser. A (FGIC) (g)	Aaa/AAA	10,262,200

PIMCO California Municipal Income Fund III
Schedule of Investments
June 30, 2007 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
$4,000	5.00%, 6/1/45, Ser. A (FGIC-TCRS) (g)	Aaa/AAA	$4,086,240
9,000	5.00%, 6/1/45, Ser. A (AMBAC-TCRS) (g)	Aaa/AAA	9,194,040
18,000	6.25%, 6/1/33, Ser. 2003-A-1	Aaa/AAA	19,598,760
38,490	6.75%, 6/1/39, Ser. 2003-A-1, (Pre-refunded @ $100, 6/1/13) (a)	Aaa/AAA	44,006,772
	Health Facs. Finance Auth. Rev.,
5,000	Adventist Health System, 5.00%, 3/1/33	NR/A	4,999,650
6,000	Cottage Health System, 5.00%, 11/1/33, Ser. B (MBIA)	Aaa/AAA	6,116,820
5,000	Kaiser Permanente, 5.00%, 10/1/18, Ser. B	A3/AAA	5,113,250
	Paradise VY Estates (CA Mtg. Ins.),
2,000	5.125%, 1/1/22	NR/A+	2,056,280
1,550	5.25%, 1/1/26	NR/A+	1,596,856
2,000	Sutter Health, 6.25%, 8/15/35, Ser. A	Aa3/AA−	2,146,160
	Infrastructure & Economic Dev. Bank Rev.,
7,750	Bay Area Toll Bridges, 5.00%, 7/1/36, (Pre-refunded @ $100, 1/1/28) (AMBAC) (a)(g)	Aaa/AAA	8,340,783
2,750	Claremount Univ. Consortium, 5.25%, 10/1/33	Aa3/NR	2,865,968
	Kaiser Assistance Corp.,
3,000	5.50%, 8/1/31, Ser. B	A2/A	3,128,610
8,000	5.55%, 8/1/31, Ser. A	NR/A+	8,363,920
3,725	La Mesa-Spring Valley School Dist., GO, 5.00%, 8/1/26, Ser. A, (Pre-refunded @ $100, 8/1/12) (FGIC) (a)	Aaa/AAA	3,913,560
20	Lancaster Financing Auth., Tax Allocation, 4.75%, 2/1/34 (MBIA)	Aaa/AAA	20,015
825	Lee Lake Water Dist. Community Facs. Dist. No. 2, Montecito Ranch, Special Tax, 6.125%, 9/1/32	NR/NR	845,757
5,000	Long Beach Community College Dist., GO, 5.00%, 5/1/28, Ser. A, (Pre-refunded @ $100, 5/1/13) (MBIA) (a)	Aaa/AAA	5,275,750
	Los Angeles Department of Water & Power Rev.,
6,000	4.75%, 7/1/30, Ser. A (FSA) (g)	Aaa/AAA	6,043,620
500	4.75%, 7/1/36, Ser. A-1 (FSA)	Aaa/AAA	501,645
10,000	5.00%, 7/1/30, Ser. A (g)	Aa3/AA−	10,202,000
20,000	5.00%, 7/1/35, Ser. A (FSA) (g)	Aaa/AAA	20,664,800
	Los Angeles Unified School Dist., GO (MBIA) (a),
7,650	5.00%, 1/1/28, Ser. A, (Pre-refunded @ $100, 7/1/13)	Aaa/AAA	8,074,651
3,000	5.125%, 1/1/27, Ser. E, (Pre-refunded @ $100, 7/1/12)	Aaa/AAA	3,163,740
1,000	Lynwood Unified School Dist., GO, 5.00%, 8/1/27, Ser. A (FSA)	Aaa/NR	1,032,710
5,280	Modesto Irrigation Dist., CP, 5.00%, 7/1/33, Ser. A (MBIA)	Aaa/AAA	5,420,026
4,585	Moreno Valley Unified School Dist. Community Facs. Dist., Special Tax, 5.20%, 9/1/36	NR/NR	4,601,002
2,180	Murrieta Valley Unified School Dist., Special Tax,
	6.40%, 9/1/24, (Pre-refunded @ $102, 9/1/09) (a)	NR/NR	2,336,786
5,000	Oakland, GO, 5.00%, 1/15/33, Ser. A (MBIA)	Aaa/AAA	5,123,550
	Oakland Redev. Agcy., Tax Allocation, (Pre-refunded @ $100, 3/1/13) (a),
985	5.25%, 9/1/27	NR/A	1,049,281
1,545	5.25%, 9/1/33	NR/A	1,647,434
5,000	Orange Cnty. Community Facs. Dist., Ladera Ranch, Special Tax,
	5.55%, 8/15/33, Ser. A	NR/NR	5,081,850

PIMCO California Municipal Income Fund III
Schedule of Investments
June 30, 2007 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
$5,000	Orange Cnty. Unified School Dist., CP, 4.75%, 6/1/29 (MBIA)	Aaa/AAA	$4,979,550
	Orange Cnty. Water Dist. Rev., CP, Ser. B (MBIA),
1,000	5.00%, 8/15/28	Aaa/AAA	1,021,580
5,525	5.00%, 8/15/34 (g)	Aaa/AAA	5,641,301
5,000	Pajaro Valley Unified School Dist., GO, 5.00%, 8/1/26, Ser. A, (Pre-refunded @ $100, 8/1/13) (FSA) (a)(g)	Aaa/AAA	5,286,350
2,000	Palm Desert Financing Auth., Tax Allocation,
	5.00%, 4/1/25, Ser. A (MBIA)	Aaa/AAA	2,056,260
6,455	Pasadena Water Rev., 5.00%, 6/1/33 (FGIC) (g)	Aaa/AAA	6,623,863
1,410	Pomona Public Financing Auth. Rev., 5.00%, 12/1/37, Ser. AF (MBIA)	Aaa/AAA	1,442,754
	Poway Unified School Dist., Community Facs. Dist. No. 6, Special Tax,
3,650	5.125%, 9/1/28	NR/NR	3,664,942
1,285	6.05%, 9/1/25	NR/NR	1,345,254
2,100	6.125%, 9/1/33	NR/NR	2,195,739
5,000	Riverside, CP, 5.00%, 9/1/33 (AMBAC)	Aaa/AAA	5,108,550
500	Rocklin Unified School Dist. Community Facs., Special Tax,
	5.00%, 9/1/29 (MBIA)	Aaa/AAA	513,280
7,680	Rowland Unified School Dist., GO, 5.00%, 8/1/28, Ser. B (FSA)	Aaa/AAA	7,906,483
1,400	Sacramento City Financing Auth. Rev., North Natomas CFD No. 2,
	6.25%, 9/1/23, Ser. A	NR/NR	1,430,506
10,820	Sacramento Cnty. Water Financing Auth. Rev.,
	5.00%, 6/1/34, (Pre-refunded @ $100, 6/1/13) (AMBAC) (a)(g)	NR/NR	11,424,513
8,000	Sacramento Muni Utility Dist., Electric Rev., 5.00%, 8/15/33, Ser. R (MBIA) (g)	Aaa/AAA	8,215,600
12,075	San Diego Community College Dist., GO, 5.00%, 5/1/28, Ser. A (FSA) (g)	Aaa/AAA	12,417,809
	San Diego Community Facs. Dist. No. 3, Special Tax, Ser. A,
890	5.60%, 9/1/21	NR/NR	893,604
580	5.70%, 9/1/26	NR/NR	582,366
1,700	5.75%, 9/1/36	NR/NR	1,709,112
	San Diego Unified School Dist., GO (FSA),
480	5.00%, 7/1/26, Ser. C	Aaa/AAA	507,739
11,000	5.00%, 7/1/26, Ser. E	Aaa/AAA	11,556,710
8,425	5.00%, 7/1/28, Ser. E	Aaa/AAA	8,851,389
1,500	San Diego Univ. Foundation Auxiliary Organization, Rev.,
	5.00%, 3/1/27, Ser. A (MBIA)	Aaa/AAA	1,532,355
3,000	San Jose, Libraries & Parks, GO, 5.125%, 9/1/31	Aa1/AA+	3,085,050
15,700	San Marcos Public Facs. Auth., Tax Allocation, 5.00%, 2/1/11, Ser. A (FGIC) (g)	Aaa/AAA	16,078,998
	Santa Ana Unified School Dist., GO, Ser. B (FGIC),
2,515	zero coupon, 8/1/26	Aaa/AAA	1,015,884
3,520	zero coupon, 8/1/28	Aaa/AAA	1,287,581
2,500	zero coupon, 8/1/30	Aaa/AAA	825,625
3,780	zero coupon, 8/1/31	Aaa/AAA	1,187,033
3,770	zero coupon, 8/1/32	Aaa/AAA	1,122,744

PIMCO California Municipal Income Fund III
Schedule of Investments
June 30, 2007 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
$1,250	Santa Clara Valley Transportation Auth., Sales Tax Rev., 5.00%, 6/1/26, Ser. A, (Pre-refunded @ $100, 6/1/11) (MBIA) (a)	Aaa/AAA	$1,302,538
	Santa Margarita Water Dist., Community Facs. Dist. No. 99-1,
	Special Tax, (Pre-refunded @ $102, 9/1/09) (a),
2,500	6.25%, 9/1/29	NR/NR	2,618,875
3,470	Escrow, 6.25%, 9/1/29	NR/NR	3,657,484
3,550	Santa Monica Community College Dist., GO, zero coupon, 8/1/27, Ser. C (MBIA)	Aaa/AAA	1,296,957
1,205	Sequoia Union High School Dist., GO, 5.00%, 7/1/23, (Pre-refunded @ $102, 7/1/11) (MBIA) (a)	Aaa/NR	1,277,408
4,250	Sonoma Cnty. Jr. College Dist., GO, 5.00%, 8/1/27, Ser. A, (Pre-refunded @ $100, 8/1/13) (FSA) (a)	Aaa/AAA	4,493,398
1,000	Sonoma Cnty. Water Agcy., Water Rev., 5.00%, 7/1/32, Ser. A (MBIA)	Aaa/AAA	1,024,870
	South Tahoe JT Powers Financing Auth. Rev.,
2,500	5.125%, 10/1/09	NR/NR	2,505,500
4,425	5.45%, 10/1/33	NR/BBB	4,544,519
	Southern CA Public Power Auth., Power Project Rev.,
15,010	5.00%, 7/1/33, Ser. A, (Pre-refunded @ $100, 7/1/13) (AMBAC) (a)(g)	Aaa/AAA	15,859,566
12,200	Magnolia Power, 5.00%, 7/1/33, Ser. 2003-A-1, (Pre-refunded @ $100, 7/1/13) (AMBAC) (a)	Aaa/AAA	12,890,520
4,095	State Department Veteran Affairs Home Purchase Rev.,
	5.35%, 12/1/27, Ser. A (AMBAC)	Aaa/AAA	4,283,739
	State Public Works Board Lease Rev.,
5,385	CA State Univ., 5.00%, 10/1/19	A1/A	5,484,676
1,105	Patton, 5.375%, 4/1/28	A2/A	1,146,559
4,600	Univ. CA, M.I.N.D. Inst., 5.00%, 4/1/28, Ser. A	Aa2/AA−	4,698,532
3,505	Statewide Community Dev. Auth., Internext Group, CP, 5.375%, 4/1/30	NR/BBB	3,530,026
	Statewide Community Dev. Auth. Rev.,
1,150	Baptist Univ., 5.50%, 11/1/38, Ser. A	NR/NR	1,158,096
2,500	Berkeley Montessori School, 7.25%, 10/1/33	NR/NR	2,613,100
	Health Fac.,
7,300	Jewish Home, 5.50%, 11/15/33 (CA St. Mtg.)	NR/A+	7,683,031
15,000	Memorial Health Services, 5.50%, 10/1/33, Ser. A	A3/A+	15,596,250
10,000	Sutter Health, 5.50%, 8/15/34, Ser. B	Aa3/AA−	10,442,300
2,500	Valleycare Health, 5.125%, 7/15/31, Ser. A	NR/NR	2,444,225
1,795	Sunnyvale Financing Auth., Water & Wastewater Rev.,
	5.00%, 10/1/26 (AMBAC)	Aaa/AAA	1,834,723
2,000	Tamalpais Union High School Dist., GO, 5.00%, 8/1/26 (MBIA)	Aaa/AAA	2,052,120
2,000	Temecula Public Financing Auth., Crowne Hill, Special Tax,
	6.00%, 9/1/33, Ser. A	NR/NR	2,080,000
	Tobacco Securitization Agcy. Rev.,
	Alameda Cnty.,
8,100	5.875%, 6/1/35	Baa3/NR	8,526,708
7,000	6.00%, 6/1/42	Baa3/NR	7,431,970

PIMCO California Municipal Income Fund III
Schedule of Investments
June 30, 2007 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
$4,910	Gold Cnty., zero coupon, 6/1/33	NR/BBB	$1,120,266
2,000	Kern Cnty., 6.125%, 6/1/43, Ser. A	NR/BBB	2,129,780
5,000	Tobacco Securitization Auth. of Southern California Rev.,
	5.00%, 6/1/37, Ser. A-1	Baa3/BBB	4,775,950
2,950	Torrance Medical Center Rev., 5.50%, 6/1/31, Ser. A Univ. Rev. (g),	A1/A+	3,084,638
5,500	4.75%, 5/15/35, Ser. F, (FSA)	Aaa/AAA	5,515,675
21,125	5.00%, 9/1/33, Ser. Q, (Pre-refunded @ $101, 9/1/11) (FSA) (a)	Aaa/AAA	22,245,681
2,355	5.00%, 9/1/34, Ser. Q, (Pre-refunded @ $101, 9/1/11) (FSA) (a)	NR/NR	2,479,933
4,000	Vernon Electric System Rev., Malburg Generating Station,
	5.50%, 4/1/33, (Pre-refunded @ $100, 4/1/08) (a)	Aaa/NR	4,053,800
1,000	West Basin Municipal Water Dist. Rev., CP, 5.00%, 8/1/30, Ser. A (MBIA)	Aaa/AAA	1,028,420
2,500	William S. Hart Union High School Dist., Special Tax, 6.00%, 9/1/33	NR/NR	2,608,000
2,750	Woodland Finance Auth., Lease Rev., 5.00%, 3/1/32 (XLCA)	Aaa/AAA	2,823,700
	Total California Municipal Bonds & Notes (cost–$588,735,757)		618,320,014
OTHER MUNICIPAL BONDS & NOTES–3.9%
	Florida–0.7%
4,720	Sarasota Cnty. Health Fac. Auth. Rev., 5.625%, 7/1/27 (c)	NR/NR	4,622,957
	Indiana–0.8%
5,000	Vigo Cnty. Hospital Auth. Rev., 5.70%, 9/1/37 (b)(c)	NR/NR	5,041,750
	New York–0.4%
2,500	State Dormitory Auth. Rev., Hospital, 6.25%, 8/15/15 (FHA)	Aa2/AAA	2,738,225
	Pennsylvania–0.8%
	Allegheny Cnty. Hospital Dev. Auth. Rev., Ser. A,
1,000	5.00%, 11/15/28	Ba2/BB	963,090
4,000	5.375%, 11/15/40	Ba2/BB	3,996,000
			4,959,090
	Puerto Rico–1.0%
1,500	Electric Power Auth., Power Rev., 5.125%, 7/1/29, Ser. NN, (Pre-refunded @ $100, 7/1/13) (a)	A3/BBB+	1,590,720
	Public Building Auth. Rev.,
4,420	5.00%, 7/1/36, Ser. I (GTD)	Baa3/BBB−	4,492,930
290	5.25%, 7/1/36, Ser. D	Baa3/BBB−	298,056
			6,381,706
	South Dakota–0.3%
2,000	Minnehaha Cnty. Health Facs. Rev., Bethany Lutheran, 5.50%, 12/1/35 (c)(d)	NR/NR	2,007,740
	Total Other Municipal Bonds & Notes (cost–$25,168,619)		25,751,468
CALIFORNIA VARIABLE RATE NOTES (e)–1.1%
	Golden State Tobacco Securitization Corp., Tobacco Settlement Rev.,
2,000	9.537%, 6/1/35 (FGIC)	Aaa/AAA	2,262,200

PIMCO California Municipal Income Fund III
Schedule of Investments
June 30, 2007 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
	Los Angeles Unified School Dist., GO (MBIA),
$1,745	8.085%, 1/1/23	NR/NR	$1,844,447
2,090	11.196%, 1/1/11	NR/NR	2,918,748
	Total California Variable Rate Notes (cost–$7,204,686)		7,025,395
OTHER VARIABLE RATE NOTES (e)–0.6%
	Puerto Rico–0.6%
3,800	Public Finance Corp. Rev., 5.75%, 8/1/27, Ser. A (cost–$3,997,958)	Ba1/BBB−	4,008,620
U.S. TREASURY BILLS (f)–0.2%
1,365	4.392%-4.75%, 8/30/07-9/13/07 (cost–$1,352,201)		1,352,201
	Total Investments (cost–$626,459,221)–100.0%		$656,457,698

Notes to Schedule of Investments:

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the quoted mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange traded options and futures are valued at the settlement price determined by the relevant exchange. Securities purchased on a when-issued or delayed delivery basis are marked to market daily until settlement at the forward settlement value. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold. The Fund’s net asset value is normally determined daily as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (‘‘NYSE’’) on each day the NYSE is open for business.
(a)	Pre-refunded bonds are collateralized by U.S. Government or other eligible securities which are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date (payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).
(b)	144A Security – Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(c)	When-issued or delayed-delivery security. To be settled/delivered after June 30, 2007.
(d)	Fair Valued Security—Security with an aggregate value of $2,007,740, representing 0.31% of total investments, has been fair valued.
(e)	Variable Rate Notes – Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on June 30, 2007.
(f)	All or partial amount segregated as collateral for futures contracts.
(g)	Residual Interest Bonds held in trust – Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction.

Glossary:

AMBAC – insured by American Municipal Bond Assurance Corp.
CA Mtg. Ins. – insured by California Mortgage Insurance
CA St. Mtg. – insured by California State Mortgage
CP – Certificates of Participation
FGIC – insured by Financial Guaranty Insurance Co.
FHA – insured by Federal Housing Administration
FSA – insured by Financial Security Assurance, Inc.
GO – General Obligation Bond
GTD – Guaranteed
MBIA – insured by Municipal Bond Investors Assurance
NR – Not Rated
TCRS – Temporary Custodian Receipts
XLCA – insured by XL Capital Assurance

Other Investments:

(1) Futures contracts outstanding at June 30, 2007:

Type		Contracts	Market Value (000)	Expiration Date	Unrealized Appreciation (Depreciation)
Long:	Financial Future Euro – 90 day	124	$29,348	9/17/07	$(119,200)
	Financial Future Euro – 90 day	124	29,362	12/17/07	(106,800)
	Financial Future Euro – 90 day	124	29,385	3/17/08	(80,450)
	U.S. Treasury Notes 5 yr. Futures	284	29,558	9/28/07	(137,562)
Short:	U.S. Treasury Bond Futures	(1,053)	(113,461)	9/19/07	1,369,492
	U.S. Treasury Notes 10 yr. Futures	(317)	(33,508)	9/19/07	292,234
					$1,217,714

(2) Transactions in options written for the nine months ended June 30, 2007:

	Contracts	Premiums
Options outstanding, September 30, 2006	423	$77,938
Options written	210	87,911
Options expired	(633)	(165,849)
Options outstanding, June 30, 2007	—	$—

Item 2. Controls and Procedures

(a) The registrant’s President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR270.3a-3(c)), as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d)) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO California Municipal Income Fund III
By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: August 28, 2007

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: August 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dated indicated.

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: August 28, 2007

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: August 28, 2007